Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated February 28, 2023, to the
GMO Trust Statement of Additional Information, dated June 30, 2022

Following the resignation of Carolyn Haley, Dina Santoro has been elected as a Trustee and President of GMO Trust by the GMO Trust Board of Trustees.

The “Independent Trustees” and “Interested Trustee and Officer” sections of the table on page 90 of the SAI are deleted and replaced with the following:

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
INDEPENDENT TRUSTEES
Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004-March 2005); Trustee since December 2000.	Consultant – Law and Business; Author of Legal Treatises.	33	Director, BeiGene Ltd.(biotech).
Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Professor of Finance (Since July 1, 2011) and Peter Moores Dean and Professor of Finance (July 1, 2011 – June 30, 2021) University of Oxford, Said Business School.	33	None
Paul Braverman YOB: 1949	Trustee	Since March 2010.	Retired.	33	Trustee of HIMCO Variable Insurance Trust (27 Portfolios) (April 2014-April 2019).
INTERESTED TRUSTEE AND OFFICER
Dina Santoro[2] YOB: 1973	Trustee; President of the Trust	Trustee and President since February 2023.	Chief Operating Officer, Grantham, Mayo, Van Otterloo & Co. LLC (February 2023 – Present); President, Chief Executive Officer, and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (September 2022 – December 2022); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018 –December 2022); Chief Operating Officer, Voya Investment Management (January 2022 –December 2022); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017-December 2022). Formerly, President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018-September 2022); Director, Voya Funds Services, LLC (March 2018-September 2022).	33	Voya Separate Portfolios Trust (July 2018 – December 2022)

1	The Fund Complex includes series of each of GMO Trust.

2	Ms. Santoro is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of her positions with the Trust and GMO indicated in the table above and her interest as a member of GMO.

The description on page 91 of the SAI of the attributes of the Interested Trustee considered by the Governance Committee is deleted and replaced with the following:

Interested Trustee

Dina Santoro — Ms. Santoro’s experience as a senior executive in the asset management industry, including her service as a mutual fund director and chief executive officer, her professional training and experience in business and finance, as well as her perspective on Board matters as a senior executive of GMO.

The first row of the table entitled “Officers” in the “Management of the Trust” section on page 91 of the SAI is deleted and replaced with the following:

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*
Dina Santoro YOB: 1973	Trustee; President of the Trust	Trustee and President since February 2023	Chief Operating Officer, Grantham, Mayo, Van Otterloo & Co. LLC (February 2023 – Present); President, Chief Executive Officer, and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (September 2022 – December 2022); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018 –December 2022); Chief Operating Officer, Voya Investment Management (January 2022 –December 2022); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017-December 2022). Formerly, President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018-September 2022); Director, Voya Funds Services, LLC (March 2018-September 2022).

The “Interested Trustee” subsections of the “Trustee Fund Ownership” tables on pages 95 and 96 of the SAI are deleted and replaced with the following:

Name/Funds	Dollar Range of Shares Directly Owned in the Funds	Aggregate Dollar Range of Shares Directly Owned in all Registered Investment Companies (whether or not offered in the Prospectus) Overseen by Trustee in Family of Investment Companies
INTERESTED TRUSTEE
Dina Santoro	None	None

Name/Funds	Dollar Range of Shares Indirectly Owned in the Funds	Aggregate Dollar Range of Shares Indirectly Owned in all Registered Investment Companies (whether or not offered in the Prospectus) Overseen by Trustee in Family of Investment Companies
INTERESTED TRUSTEE
Dina Santoro	None	None

The first sentence of the second paragraph on page 98 of the SAI is deleted and replaced with the following.

Ms. Santoro does not receive any compensation from the Fund Complex.

All other references to “Carolyn Haley” are replaced with references to “Dina Santoro”.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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